Indebtedness - Schedule of Activity in Deferred Financing Charges (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 CAD ($)
Telesat Lightspeed Financing Warrants [Member]
Schedule of Activity in Deferred Financing Charges [Line Items]
Beginning balance	$ 617,476
Transferred to debt issue costs	(164,155)
Additions
Impact of foreign exchange	(24,221)
Ending balance	429,100
Debt issue costs [Member]
Schedule of Activity in Deferred Financing Charges [Line Items]
Beginning balance	37,468
Transferred to debt issue costs	(10,270)
Additions	1,000
Impact of foreign exchange	(1,364)
Ending balance	26,834
Total [Member]
Schedule of Activity in Deferred Financing Charges [Line Items]
Beginning balance	654,944
Transferred to debt issue costs	(174,425)
Additions	1,000
Impact of foreign exchange	(25,585)
Ending balance	$ 455,934